Note 8 - Financial Instruments (Tables)	3 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of financial instruments at fair value through profit or loss [text block]
	For the three months ended June 30, 2018	For the three months ended June 30, 2017
Change in fair value of derivative instruments and other

Physical forward contracts and options (i)	$(98,311)	$88,018
Financial swap contracts and options (ii)	68,804	3,694
Foreign exchange forward contracts	2,304	6,939
Share swap	(3,263)	(2,107)
6.5% convertible bond conversion feature	232	4,784
Unrealized foreign exchange on 6.5% convertible bond	(3,997)	5,628
Other derivative options	(2,325)	3,661
Change in fair value of derivative instruments and other	$(36,556)	$110,617

Disclosure of detailed information about financial instruments [text block]
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options (i)	$66,015	$72,233	$18,347	$20,173
Financial swap contracts and options (ii)	56,034	4,696	8,246	29,754
Foreign exchange forward contracts	185	899	353	-
Share swap	-	-	21,663	-
6.5% convertible bond conversion feature	-	-	-	15
Other derivative options	4,246	8,960	180	976
As at June 30, 2018	$126,480	$86,788	$48,789	$50,918
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options	$198,891	$60,550	$32,451	$29,003
Financial swap contracts and options	8,133	1,342	34,369	22,117
Foreign exchange forward contracts	-	-	1,068	505
Share swap	-	-	18,400	-
6.5% convertible bond conversion feature	-	-	-	246
Other derivative options	11,745	2,770	-	-
As at March 31, 2018	$218,769	$64,662	$86,288	$51,871

Disclosure of fair value measurement of assets and liabilities [text block]
	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$213,268	$213,268
Derivative financial liabilities	-	(15,392)	(84,315)	(99,707)
Total net derivative assets (liabilities)	$-	$(15,392)	$128,953	$113,561
	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$283,431	$283,431
Derivative financial liabilities	-	(21,092)	(117,067)	(138,159)
Total net derivative assets (liabilities)	$-	$(21,092)	$166,364	$145,272

Disclosure of fair value measurement of liabilities [text block]
	Three months ended June 30, 2018	Year ended March 31, 2018
Balance, beginning of period	$166,364	$(315,110)
Total gains (losses)	(219,196)	105,709
Purchases	(9,939)	207,531
Sales	4,933	(64,464)
Settlements	42,446	232,698
Balance, end of period	$(15,392)	$166,364

Disclosure of fair value measurement of assets [text block]
	Level 1	Level 2	Level 3	Total
Investment in ecobee	$-	$32,446	$-	$32,446
Investment in Energy Earth	-	3,950	-	3,950
Total investments	$-	$36,396	$-	$36,396

Disclosure of financial assets that are either past due or impaired [text block]
	June 30, 2018	March 31, 2018

Current	$124,703	$113,786
1– 30 days	33,958	44,374
31 – 60 days	12,447	21,241
61 – 90 days	9,680	12,686
Over 90 days	48,486	69,207
	$229,274	$261,294

Disclosure Of Allowance For Credit Losses [text block]
	June 30, 2018	March 31, 2018

Balance, beginning of period	$60,121	$49,431
Provision for doubtful accounts	20,800	56,300
Bad debts written off	(37,867)	(41,802)
Adjustment from IFRS 9 adoption	23,636	-
Other	(1,469)	(3,808)
Balance, end of period	$65,221	$60,121

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	Carrying amount	Contractual cash flows	Less than 1 year	1-3 years	4-5 years	More than 5 years
Trade and other payables	$638,420	$638,420	$638,420	$-	$-	$-
Long-term debt 1	578,862	610,845	-	350,845	260,000	-
Gas, electricity and non-commodity contracts	99,707	3,332,923	1,606,528	1,391,632	256,316	78,447
	$1,316,989	$4,582,188	$2,244,948	$1,742,477	$516,316	$78,447
	Carrying amount	Contractual cash flows	Less than 1 year	1-3 years	4-5 years	More than 5 years
Trade and other payables	$616,434	$616,434	$616,434	$-	$-	$-
Long-term debt 1	543,504	575,525	122,115	193,410	260,000	-
Gas, electricity and non-commodity contracts	138,159	3,171,037	1,867,389	1,202,949	69,658	31,041
	$1,298,097	$4,362,996	$2,605,938	$1,396,359	$329,658	$31,041

Disclosure of maturity analysis for contractual net interest payments [text block]
	Less than 1 year	1-3 years	4-5 years	More than 5 years
Interest payments	$30,389	$35,100	$18,900	$-